Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	£ 32,599	£ 33,067
Derivative financial instruments	982	1,264
Other financial assets at fair value through profit or loss	349	421
Loans and advances to banks	1,154	1,101
Loans and advances to customers	205,966	202,929
Reverse repurchase agreements - non-trading	17,678	10,338
Other financial assets at amortised cost	3,987	3,408
Macro hedge of interest rate risk	(79)	(738)
Financial assets at fair value through other comprehensive income	5,216	9,040
Interests in other entities	293	289
Intangible assets	1,511	1,539
Property, plant and equipment	1,532	1,584
Current tax assets	370	504
Retirement benefit assets	524	439
Other assets	1,848	1,879
Assets held for sale	18	12
Total assets	273,948	267,076
Liabilities
Deposits by banks	6,737	14,037
Deposits by customers	192,331	185,775
Repurchase agreements - non-trading	9,029	8,617
Derivative financial instruments	711	717
Other financial liabilities at fair value through profit or loss	1,250	1,055
Debt securities in issue	42,873	37,569
Macro hedge of interest rate risk	60	47
Other liabilities	2,244	1,882
Provisions	688	627
Deferred tax liabilities	446	249
Retirement benefit obligations	22	23
Subordinated liabilities	2,032	2,385
Total liabilities	258,423	252,983
Equity
Share capital	7,060	7,060
Other equity instruments	2,100	2,100
Other reserves	206	(325)
Retained earnings	6,159	5,258
Total equity	15,525	14,093
Total liabilities and equity	£ 273,948	£ 267,076